Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
3.	Property and Equipment
Property and equipment consist of the following:

	March 31, 2023	December 31 2022
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	41,578
Computer and office equipment	25,380	120,774
Computer software	3,725	3,725

Gross property and equipment	$752,892	$848,286
Less: accumulated depreciation	(497,148)	(471,638)

Net property and equipment	$255,744	$376,648

Depreciation expense was $41,409 and $41,109 for the three months ended March 31, 2023 and 2022, respectively.

3.	Property and Equipment
Property and equipment consist of the following:

	December 31,
	2022	2021
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	8,519
Computer and office equipment	120,774	11,584
Computer software	3,725	3,725

Gross property and equipment	$848,286	$706,037

Less: accumulated depreciation	(471,638)	(325,427)

Net property and equipment	$376,648	$380,610

Depreciation expense, including an allocation of depreciation expense from pH Pharma Ltd, was $151,873 and $176,649 for the years ended December 31, 2022 and 2021, respectively.